7. Income Taxes	12 Months Ended
Sep. 30, 2012
Notes
7. Income Taxes

7.     Income Taxes

Deferred income tax assets and liabilities are computed annually for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The effective tax rate on the net loss before income taxes differs from the U.S. statutory rate as follows:

	September 30,
	2012	2011

U.S statutory rate	34%	34%
Less valuation allowance	(34)%	(34)%
Effective tax rate	0%	0%

The significant components of deferred tax assets and liabilities are as follows:

	September 30,
	2012	2011
Deferred tax assets
Stock based compensation	$1,490,573	$1,303,779
Net operating losses	14,486,166	12,230,219
Property and equipment	2,681	-
Intangible assets	50,480	-
Amortization - intangible assets	66,314	63,992
	16,096,214	13,597,990
Deferred tax liability
Intangible assets	-	(1,847)
Depreciation expense	(44,768)	(57,436)
Net deferred tax assets	16,051,446	13,538,707
Less valuation allowance	(16,051,446)	(13,538,707)
Deferred tax asset - net valuation allowance	$-	$-

The net change in the valuation allowance for the year ended September 30, 2012 was $(2,512,739).

The Company has a net operating loss carryover of approximately $42,600,000 available to offset future income for income tax reporting purposes, which will expire in various years through 2032, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

The Company adopted the provisions of ASC 740-10-50, formerly FIN 48, and “Accounting for Uncertainty in Income Taxes”. The Company had no material unrecognized income tax assets or liabilities for the year ended September 30, 2012 or for the year ended September 30, 2011.

The Company’s policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the year ended September 30, 2012 and 2011, there were no income tax, or related interest and penalty items in the income statement, or liabilities on the balance sheet. The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal income tax examinations by tax authorities for years beginning on or after October 1, 2008 or California state income tax examination by tax authorities for years beginning on or after October 1, 2007.  We are not currently involved in any income tax examinations.